Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

8. COMMITMENTS and CONTINGENCIES

The Company leases its office facility under noncancelable operating lease agreements expiring in March of 2032. Rent expense for the years ended December 31, 2021 and 2020 was $1,447 and $447, respectively.

On January 25, 2021, the Company entered into a twelve-year lease agreement that commences on April 1, 2021 and ends on February 28, 2029, for its new corporate headquarters. Rental payments due over the period of the lease total $9.7 million. On October 14, 2021, the lease was amended to add additional space and was simultaneously extended to end on March 31, 2032. Rental payments due over the period of the lease were amended from $9.7 million to $25.0 million.

In November of 2021, the landlord of the Company’s lease for its previous corporate headquarters, terminated the agreement and the Company and the landlord were disputing amounts due to the parties, if any, in accordance with the terms of the lease agreement. Subsequent to year end, the Company and landlord have agreed to settle their dispute for a payment to the landlord of $118. The Company has recorded this settlement by accruing $118 to general and administrative expense as of December 31, 2021. As the lease has been terminated, the minimum lease payments that would have been due under the agreement have been excluded from the future minimum lease payments table presented below.

The following table presents the future minimum lease payments required under the Company’s noncancellable operating leases at December 31, 2021:

Years Ended December 31,
2022	$1,644
2023	2,162
2024	2,286
2025	2,358
2026	2,430
Thereafter	13,936
Total future minimum lease payments	$24,816

Legal Proceedings — From time to time, the Company may face legal claims or actions in the normal course of business. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to its legal proceedings.